SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017
Revenues from sales to unaffiliated customers:

North America	$45,934	$40,236	$39,498
Europe	48,637	43,457	45,448
Africa	34,642	19,872	12,111
Asia-Pacific and Middle East	31,929	29,743	44,983
India	105,990	80,247	130,042
Latin America	82,303	80,086	59,951

	$349,435	$293,641	$332,033

Property and equipment, net, by geographic areas:

Israel		$23,162	$25,419

Others		4,398	4,451

		$27,560	$29,870

c.	Major customer data as a percentage of total revenues:

 In 2017, the Company had revenues from a single customer that accounted for approximately 27.3% and from a customer that represents group of affiliated companies equaling 12.3% of total revenues. In 2016, the Company had revenue from a single customer that accounted for approximately 16.6% of total revenues. In 2015, the Company had revenue from a customer that represents group of affiliated companies equaling 17.7% of total revenues.